Derivative Financial Instruments - Disclosure of Fair Value of Outstanding Foreign Exchange Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments [Line Items]
Non-current derivative assets	$ 496	$ 525
Current derivative liabilities	(8,829)	(1,899)
Non-current derivative liabilities	(11,082)	(8,806)
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current derivative liabilities	(35)	(1,204)
Non-current derivative liabilities	0	(526)
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current derivative assets	17,700	6,306
Non-current derivative assets	407	126
Derivative financial assets	$ 18,072	$ 4,702